Significant Accounting Policies - Line of Business Financial Performance (Parenthetical) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Line Of Business Financial Performance [Line Items]
Revenue generated from certain contracts with customers included in noninterest income	$ 7.4	$ 7.1
Payment Services [Member]
Line Of Business Financial Performance [Line Items]
Rewards and rebate costs and certain partner payments included in noninterest income	$ 2.2	$ 2.0